Note 8 - Loan Receivable (Details) - Changes in Loan Receivable (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in Loan Receivable [Abstract]
Beginning balance	$ 10,333,120	$ 1,205,604
Additioins		10,333,120
Collection		(995,190)
Write-offs		(209,956)
Exchange difference	(37,320)	(458)
Ending balance	$ 10,295,800	$ 10,333,120